UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02556

Name of Fund: Ready Assets Prime Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets Prime

Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 1.1%
National Australia Bank Ltd., London, 0.48%, 4/10/13 (a)	$33,500	$33,500,000
Yankee — 25.0% (b)
Bank of Montreal, Chicago:
0.32%, 12/11/12	40,000	40,000,000
0.28%, 12/20/12	20,000	20,000,000
0.47%, 7/17/13 (a)	20,000	20,000,000
Bank of Nova Scotia, Houston (a):
0.34%, 2/11/13	35,500	35,500,000
0.30%, 2/15/13	20,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.36%, 10/05/12	29,000	29,000,000
Canadian Imperial Bank Of Commerce, NY, 0.34%, 1/02/13 (a)	44,745	44,745,000
Credit Suisse, NY:
0.34%, 9/05/12	30,000	30,000,000
0.33%, 9/14/12	50,000	50,000,000
Deutsche Bank AG, NY, 0.44%, 9/10/12	40,000	40,000,000
National Bank of Canada, NY, 0.35%, 8/27/12	13,000	13,000,000
Nordea Bank Finland Plc, NY:
0.28%, 9/18/12	29,500	29,500,000
0.36%, 10/11/12	39,500	39,500,000
Norinchukin Bank, NY:
0.17%, 8/06/12	43,000	43,000,000
0.17%, 8/07/12	25,000	25,000,000
Rabobank Nederland NV, NY:
0.53%, 10/25/12	45,000	45,000,000
0.57%, 3/13/13 (a)	20,000	20,000,000
0.63%, 4/24/13 (a)	26,100	26,100,000
Sumitomo Mitsui Banking Corp., NY:
0.36%, 8/10/12 (a)	22,000	22,000,000
0.35%, 9/24/12	35,000	35,000,000
Sumitomo Mitsui Trust & Banking Co. Ltd., NY:
0.37%, 10/10/12	54,000	54,000,000
0.36%, 10/23/12	15,000	15,000,000
Wells Fargo Bank NA, 0.17%, 9/17/12	10,000	10,000,000
Westpac Banking Corp., NY, 0.34%, 1/04/13 (a)	30,000	30,000,000

		736,345,000
Total Certificates of Deposit – 26.1%		769,845,000

Commercial Paper
Australia & New Zealand Banking Group Ltd., 0.32%, 1/30/13 (c)	29,000	28,953,084
Atlantis One Funding Corp., 0.33%, 9/07/12 (c)	40,000	39,986,433
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.41%, 11/26/12 (c)	15,000	14,980,012

Commercial Paper	Par (000)	Value
Cancara Asset Securitisation LLC, 0.25%, 9/04/12 (c)	$75,000	$74,982,292
Chariot Funding LLC, 0.19%, 8/13/12 (c)	5,000	4,999,683
Collateralized CP Co. LLC, 0.33%, 10/10/12 (c)	30,000	29,980,750
Commonwealth Bank of Australia:
0.20%, 8/21/12 (c)	7,500	7,499,167
0.35%, 1/11/13 (a)	18,000	18,000,000
0.39%, 1/14/13 (a)	17,000	17,000,000
CRC Funding LLC, 0.46%, 8/20/12 (c)	25,000	24,993,931
Deutsche Bank Financial LLC,
0.17%, 8/06/12 (c)	22,000	21,999,481
Erste Abwicklungsanstalt (c):
0.45%, 11/07/12	25,000	24,969,375
0.52%, 11/21/12	20,000	19,967,644
0.73%, 1/07/13	24,500	24,421,549
Fairway Finance Co., LLC (a):
0.29%, 12/07/12	12,000	12,000,000
0.29%, 12/10/12	30,000	30,000,000
General Electric Capital Corp., 0.31%, 8/02/12 (c)	25,000	24,999,785
HSBC Bank Plc, 0.66%, 4/25/13 (c)	20,000	19,902,693
ING (US) Funding LLC, 0.30%, 8/02/12 (c)	20,000	19,999,833
JPMorgan Chase & Co., 0.17%, 8/01/12 (c)	45,000	45,000,000
Kells Funding LLC, 0.58%, 11/28/12 (c)	15,000	14,971,242
Liberty Funding LLC (c):
0.18%, 8/13/12	10,000	9,999,400
0.22%, 10/04/12	19,100	19,092,530
MetLife Short Term Funding LLC (c):
0.20%, 8/02/12	35,000	34,999,806
0.27%, 8/20/12	52,000	51,992,590
Mont Blanc Capital Corp., 0.42%, 9/05/12 (c)	40,500	40,483,462
Nordea North America, Inc. (c):
0.22%, 8/02/12	18,000	17,999,890
0.26%, 8/13/12	16,500	16,498,597
0.36%, 10/03/12	9,127	9,121,250
Northern Pines Funding LLC, 0.22%, 8/01/12 (c)	17,680	17,680,000
NRW.Bank, 0.25%, 8/27/12 (c)	15,000	14,997,292
Old Line Funding LLC, 0.19%, 8/17/12 (c)	35,000	34,997,044
Rabobank USA Financial Corp., 0.57%, 9/17/12 (c)	44,000	43,967,257
Regency Markets No.1 LLC (c):
0.23%, 8/09/12	45,181	45,178,691
0.22%, 8/17/12	72,000	71,992,960
Solitaire Funding LLC (c):
0.22%, 8/20/12	20,000	19,997,678
0.23%, 8/28/12	21,500	21,496,291
0.22%, 8/30/12	47,000	46,991,671
State Street Corp. (c):
0.22%, 9/05/12	33,000	32,992,942

READY ASSETS PRIME MONEY FUND	JULY 31, 2012	1

Schedule of Investments (continued)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value

State Street Corp. (concluded):
0.20%, 9/10/12	$31,000	$30,993,111
0.24%, 11/01/12 (c)	31,750	31,730,527
0.30%, 1/11/13	11,000	10,985,058
Svenska Handelsbanken Inc.,
0.30%, 10/26/12 (c)	9,000	8,993,550
Sydney Capital Corp., 0.30%, 9/14/12 (c)	25,000	24,990,833
Westpac Banking Corp. (c):
0.49%, 8/13/12	46,500	46,492,405
0.50%, 4/02/13	25,500	25,413,583

Total Commercial Paper – 42.4%		1,249,685,372

Corporate Notes – 1.3%

JPMorgan Chase Bank NA, 0.53%, 5/17/13 (a)	37,160	37,160,000

Municipal Bonds (d)

Bay Area Toll Authority, RB, VRDN, San Francisco Bay Area, Series E-3 (Bank of America NA LOC), 0.14%, 8/07/12	20,000	20,000,000
California Health Facilities Financing Authority, RB, VRDN, Scripps Health, Series B (JPMorgan Chase Bank LOC), 0.13%, 8/07/12	14,000	14,000,000
California HFA, RB, VRDN, AMT, Home Mortgage (Fannie Mae LOC):
Series F, 0.16%, 8/07/12	20,795	20,795,000
Series U, 0.17%, 8/07/12	13,700	13,700,000
California Pollution Control Financing Authority, Refunding RB, VRDN (JPMorgan Chase Bank LOC), 0.12%, 8/01/12	8,300	8,300,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.16%, 8/07/12	6,000	6,000,000
Jackson County West Virginia, RB, VRDN, Armstrong World Industries, Inc. Project (Bank of Nova Scotia LOC), 0.16%, 8/07/12	17,500	17,500,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A, AMT (Fannie Mae Liquidity Facility), 0.14%, 8/07/12	10,200	10,200,000

Municipal Bonds (d)	Par (000)	Value

Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-1 (Bank of America NA LOC), 0.15%, 8/07/12	$2,500	$2,500,000
New Jersey Transportation Trust Fund Authority, RB, VRDN, Transportation System, Series C (Wells Fargo Bank LOC), 0.12%, 8/07/12	8,000	8,000,000
New York City Industrial Development Agency, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC), 0.18%, 8/07/12	9,600	9,600,000
New York State HFA:
HRB, VRDN,AMT, Series A (Fannie Mae Liquidity Facility), 0.17%, 8/07/12	22,900	22,900,000
HRB, VRDN, East 39th Street Housing, Series A (Fannie Mae Liquidity Facility), 0.17%, 8/07/12	16,000	16,000,000
HRB, VRDN, 125 West 31st Street Housing, Series A (Fannie Mae Liquidity Facility), 0.17%, 8/07/12	13,000	13,000,000
HRB, VRDN, 316 11th Avenue Housing, Series A (Fannie Mae Liquidity Facility), 0.17%, 8/07/12	21,500	21,500,000
Refunding RB, VRDN, Series L (Bank of America NA LOC), 0.20%, 8/07/12	10,500	10,500,000
Westchester County Healthcare Corp. New York, RB, Senior Lien, Series D (TD Bank NA LOC), 0.17%, 8/07/12	20,000	20,000,000

Total Municipal Bonds – 8.0%		234,495,000

US Government Sponsored Agency Obligations

Fannie Mae Discount Notes, 0.16%, 8/01/12 (c)	23,000	23,000,000
Fannie Mae Variable Rate Notes, 0.28%, 12/20/12 (a)	17,500	17,498,632
Freddie Mac Variable Rate Notes (a):
0.31%, 1/24/13	19,000	18,996,309
0.37%, 9/03/13	40,000	39,991,200
0.19%, 9/13/13	151,800	151,697,143

Total US Government Sponsored
Agency Obligations – 8.5%		251,183,284

READY ASSETS PRIME MONEY FUND	JULY 31, 2012	2

Schedule of Investments (continued)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value

US Treasury Notes:
0.38%, 8/31/12	$64,000	$64,012,379
0.38%, 9/30/12	11,500	11,504,147
3.88%, 10/31/12	39,000	39,363,594
3.63%, 12/31/12	36,000	36,514,481
2.88%, 1/31/13	42,000	42,547,639
0.63%, 2/28/13	11,000	11,027,474
0.63%, 4/30/13	82,300	82,556,199
0.38%, 6/30/13	24,500	24,530,182

Total US Treasury Obligations – 10.6%		312,056,095

Repurchase Agreements

Deutsche Bank Securities, Inc., 0.18%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $25,628,128, collateralized by Fannie Mae, 4.36% - 5.05% due 1/26/15 - 7/17/15, par and fair values of $23,423,000 and $26,141,332, respectively)	25,628	25,628,000
Goldman Sachs & Co., 0.18%, 8/01/12 (Purchased on 7/31/12 to be repurchased at $37,000,185, collateralized by Fannie Mae, 3.61% due 9/01/40, par and fair values of $67,498,535 and $38,110,000, respectively)	37,000	37,000,000
Goldman Sachs & Co., 0.18%, 8/07/12 (Purchased on 7/31/12 to be repurchased at $35,001,225, collateralized by various US Government Sponsored Agency Obligations, 3.50% - 4.00% due 1/1/26 - 6/1/42, par and fair values of $39,358,148 and $36,050,001, respectively)	35,000	35,000,000

Total Repurchase Agreements – 3.3%		97,628,000

Total Investments (Cost - $2,952,052,751*) – 100.2%		2,952,052,751
Liabilities in Excess of Other Assets – (0.2)%		(6,416,596)

Net Assets – 100.0%		$2,945,636,155

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of foreign domiciled bank.
(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

READY ASSETS PRIME MONEY FUND	JULY 31, 2012	3

Schedule of Investments (concluded)	Ready Assets Prime Money Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments Short-Term Securities[1]	–	$2,952,052,751	–	$2,952,052,751

1 See above Schedule of Investments for values in each security type.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, cash of $604,144 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2012.

READY ASSETS PRIME MONEY FUND	JULY 31, 2012	4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Prime Money Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date:	September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date:	September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets Prime Money Fund

Date:	September 25, 2012